UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
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Check here if Amendment: |_|; Amendment Number:
                                                ------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
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Form 13F Information Table Entry Total:          57
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Form 13F Information Table Value Total:       $183,601
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number                    Name


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[Repeat as necessary.]

NAME OF ISSUER         SYMBOL      CLASS    CUSIP    MARKET VALUE   TOTAL SHARES
--------------         ------      -----    -----    ------------   ------------
ABBOTT LABS            ABT         com    00282410      $  4,450         90,800
AMGEN INC              AMGN        com    03116210      $  1,082         17,900
ALLTEL CORP            AT          com    02003910      $  5,614         90,138
AMERICAN EXPRESS       AXP         com    02581610      $    262          4,928
BANK OF AMERICA        BAC         com    06050510      $  2,704         59,294
BROWN-FORMAN -B        BF/B        com    11563720      $  4,776         79,000
BELLSOUTH CORP         BLS         com    07986010      $    999         37,602
BRISTOL-MYER SQB       BMY         com    11012210      $    230          9,200
BURLINGTON/SANTA       BNI         com    12189T10      $    334          7,100
BP PLC-ADR             BP          com    05562210      $    645         10,332
BRE PROPERTIES         BRE         com    05564E10      $  2,242         53,584
CITIGROUP INC          C           com    17296710      $    653         14,133
CATERPILLAR INC        CAT         com    14912310      $  2,253         47,280
CHEVRON CORP           CVX         com    16676410      $  2,554         45,670
DOMINION RES/VA        D           com    25746U10      $  2,202         30,000
DEERE & CO             DE          com    24419910      $    359          5,486
DISNEY (WALT) CO       DIS         com    25468710      $  3,476        138,032
CONS EDISON INC        ED          com    20911510      $    253          5,400
EQUITY ONE INC         EQY         com    29475210      $  2,689        118,440
FIRSTENERGY CORP       FE          com    33793210      $  1,550         32,216
FANNIE MAE             FNM         com    31358610      $    628         10,750
FPL GROUP INC          FPL         com    30257110      $    547         13,000
GENERAL ELECTRIC       GE          com    36960410      $  4,791        138,268
IBM                    IBM         com    45920010      $  4,339         58,480
JOHNSON&JOHNSON        JNJ         com    47816010      $ 18,094        278,370
JPMORGAN CHASE         JPM         com    46625H10      $  1,963         55,570
KIMBERLY-CLARK         KMB         com    49436810      $  1,078         17,218
COCA-COLA CO           KO          com    19121610      $  4,965        118,925
LABORATORY CP          LH          com    50540R40      $  1,766         35,400
ELI LILLY & CO         LLY         com    53245710      $  1,660         29,800
MCDONALDS CORP         MCD         com    58013510      $  1,160         41,800
ALTRIA GROUP INC       MO          com    02209S10      $ 13,272        205,265
MICROSOFT CORP         MSFT        com    59491810      $    348         14,020
NEW PLAN EXCEL         NXL         com    64805310      $    603         22,200
OXFORD INDS INC        OXM         com    69149730      $  3,849         89,400
PEPSICO INC            PEP         com    71344810      $  6,636        123,050
PFIZER INC             PFE         com    71708110      $    346         12,550
PROCTER & GAMBLE       PG          com    74271810      $    781         14,800
PROGRESS ENERGY        PGN         com    74326310      $  1,796         39,700
PAN PAC RETAIL         PNP         com    69806L10      $ 26,986        406,535
PROV & WOR RR          PWX         com    74373710      $    142         10,000
RAILAMERICA INC        RRA         com    75075310      $  6,338        532,565
SBC COMMUNICATIO       SBC         com    78387G10      $    317         13,356
SCANA CORP             SCG         com    80589M10      $  3,259         76,300
SCHERING-PLOUGH        SGP         com    80660510      $    377         19,800
SARA LEE CORP          SLE         com    80311110      $  2,592        130,822
QUESTAR CORP           STR         com    74835610      $    461          7,000
SUNTRUST BANKS         STI         com    86791410      $    273          3,782
T ROWE PRICE GRP       TROW        com    74144T10      $  1,282         20,475
TYCO INTL LTD          TYC         com    90212410      $    292         10,000
UNOCAL CORP            UCL         com    91528910      $  1,478         22,725
UST INC                UST         com    90291110      $  2,463         53,950
VERIZON COMMUNIC       VZ          com    92343V10      $    806         23,324
WESTAMERICA BANC       WABC        com    95709010      $  6,805        128,866
WEINGARTEN RLTY        WRI         com    94874110      $  3,786         96,537
WYETH                  WYE         com    98302410      $  6,541        146,986
EXXON MOBIL CORP       XOM         com    30231G10      $ 11,452        199,272
                                                        $183,601